Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2035 Fund
June 30, 2023
AFF35-NPRT1-0823
1.818365.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $4,174,416)	4,190,000	4,175,988

Domestic Equity Funds - 39.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	9,777,145	144,506,199
Fidelity Advisor Series Growth Opportunities Fund (c)	8,916,267	102,091,254
Fidelity Advisor Series Small Cap Fund (c)	4,973,083	57,439,105
Fidelity Series All-Sector Equity Fund (c)	5,038,160	52,245,715
Fidelity Series Commodity Strategy Fund (c)	202,885	19,639,226
Fidelity Series Large Cap Stock Fund (c)	11,134,305	210,438,367
Fidelity Series Large Cap Value Index Fund (c)	1,554,669	22,496,066
Fidelity Series Opportunistic Insights Fund (c)	7,288,883	125,150,128
Fidelity Series Small Cap Core Fund (c)	42,297	434,393
Fidelity Series Small Cap Opportunities Fund (c)	5,458,548	70,306,097
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,526,979	132,429,400
Fidelity Series Value Discovery Fund (c)	9,150,044	135,603,655
TOTAL DOMESTIC EQUITY FUNDS (Cost $828,199,972)		1,072,779,605

International Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,533,968	64,654,381
Fidelity Series Emerging Markets Fund (c)	5,553,023	46,145,625
Fidelity Series Emerging Markets Opportunities Fund (c)	16,171,552	274,107,806
Fidelity Series International Growth Fund (c)	10,437,341	171,485,514
Fidelity Series International Small Cap Fund (c)	2,865,156	46,501,483
Fidelity Series International Value Fund (c)	15,496,626	171,392,683
Fidelity Series Overseas Fund (c)	13,680,328	171,551,313
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $785,074,087)		945,838,805

Bond Funds - 24.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	293,596	2,319,411
Fidelity Series Emerging Markets Debt Fund (c)	1,807,502	13,375,514
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	489,433	4,600,669
Fidelity Series Floating Rate High Income Fund (c)	229,443	2,055,811
Fidelity Series High Income Fund (c)	1,699,417	13,918,225
Fidelity Series International Credit Fund (c)	155,068	1,195,572
Fidelity Series International Developed Markets Bond Index Fund (c)	8,625,169	74,003,948
Fidelity Series Investment Grade Bond Fund (c)	38,274,603	380,832,295
Fidelity Series Long-Term Treasury Bond Index Fund (c)	25,631,094	154,299,186
Fidelity Series Real Estate Income Fund (c)	393,206	3,766,913
TOTAL BOND FUNDS (Cost $751,743,730)		650,367,544

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	3,338,674	3,339,342
Fidelity Series Government Money Market Fund 5.17% (c)(e)	31,206,181	31,206,181
Fidelity Series Short-Term Credit Fund (c)	10,034	96,424
TOTAL SHORT-TERM FUNDS (Cost $34,641,578)		34,641,947

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,403,833,783)	2,707,803,889
NET OTHER ASSETS (LIABILITIES) - 0.0%	(900,028)
NET ASSETS - 100.0%	2,706,903,861

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	538	Sep 2023	60,398,906	(1,011,160)	(1,011,160)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	614	Sep 2023	65,755,563	(991,664)	(991,664)

TOTAL PURCHASED					(2,002,824)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	88	Sep 2023	19,748,300	(501,568)	(501,568)
ICE MSCI EAFE Index Contracts (United States)	136	Sep 2023	14,657,400	(108,776)	(108,776)
ICE MSCI Emerging Markets Index Contracts (United States)	476	Sep 2023	23,750,020	219,298	219,298

TOTAL SOLD					(391,046)

TOTAL FUTURES CONTRACTS					(2,393,870)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,656,730.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	4,871,087	18,011,036	19,542,781	59,132	-	-	3,339,342	0.0%
Total	4,871,087	18,011,036	19,542,781	59,132	-	-	3,339,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	141,701,900	1,561,242	14,751,906	-	(1,215,500)	17,210,463	144,506,199
Fidelity Advisor Series Growth Opportunities Fund	100,206,067	1,579,322	12,931,661	-	(2,469,784)	15,707,310	102,091,254
Fidelity Advisor Series Small Cap Fund	56,877,088	2,128,915	3,785,105	-	34,467	2,183,740	57,439,105
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,378,395	29,548	38,622	348	(2,496)	(47,414)	2,319,411
Fidelity Series All-Sector Equity Fund	51,226,404	564,540	4,408,703	-	17,278	4,846,196	52,245,715
Fidelity Series Canada Fund	63,160,919	2,047,245	3,017,164	-	246,315	2,217,066	64,654,381
Fidelity Series Commodity Strategy Fund	18,197,871	2,146,993	268,195	-	(4,233)	(433,210)	19,639,226
Fidelity Series Emerging Markets Debt Fund	13,135,269	350,236	200,837	198,396	(116)	90,962	13,375,514
Fidelity Series Emerging Markets Debt Local Currency Fund	4,484,414	49,640	65,658	-	(3,760)	136,033	4,600,669
Fidelity Series Emerging Markets Fund	38,887,633	6,372,986	-	-	-	885,006	46,145,625
Fidelity Series Emerging Markets Opportunities Fund	271,706,029	-	5,365,218	-	(1,554,374)	9,321,369	274,107,806
Fidelity Series Floating Rate High Income Fund	1,999,687	74,163	38,623	44,963	(4)	20,588	2,055,811
Fidelity Series Government Money Market Fund 5.17%	26,876,550	7,673,931	3,344,300	336,714	-	-	31,206,181
Fidelity Series High Income Fund	13,192,063	904,722	198,269	200,102	(30)	19,739	13,918,225
Fidelity Series International Credit Fund	1,197,358	9,080	-	9,080	-	(10,866)	1,195,572
Fidelity Series International Developed Markets Bond Index Fund	68,060,702	7,793,744	987,980	955,478	634	(863,152)	74,003,948
Fidelity Series International Growth Fund	166,895,618	1,917,307	4,039,670	-	176,330	6,535,929	171,485,514
Fidelity Series International Small Cap Fund	46,053,645	509,327	694,299	-	(88,601)	721,411	46,501,483
Fidelity Series International Value Fund	165,964,897	4,676,698	6,262,516	-	187,217	6,826,387	171,392,683
Fidelity Series Investment Grade Bond Fund	351,153,554	39,656,078	4,929,000	3,516,784	(10,449)	(5,037,888)	380,832,295
Fidelity Series Large Cap Stock Fund	206,002,295	2,281,295	12,131,142	-	2,304,196	11,981,723	210,438,367
Fidelity Series Large Cap Value Index Fund	21,835,683	701,233	961,538	-	27,508	893,180	22,496,066
Fidelity Series Long-Term Treasury Bond Index Fund	150,679,302	10,334,794	2,100,179	1,118,511	(9,773)	(4,604,958)	154,299,186
Fidelity Series Opportunistic Insights Fund	122,195,428	1,351,001	10,318,204	-	(953,122)	12,875,025	125,150,128
Fidelity Series Overseas Fund	166,731,014	2,325,982	4,985,476	-	390,891	7,088,902	171,551,313
Fidelity Series Real Estate Income Fund	4,524,919	122,166	914,555	68,823	(82,895)	117,278	3,766,913
Fidelity Series Short-Term Credit Fund	87,383	9,472	-	646	-	(431)	96,424
Fidelity Series Small Cap Core Fund	-	419,971	5,317	254	(133)	19,872	434,393
Fidelity Series Small Cap Opportunities Fund	69,535,469	1,741,756	4,614,150	-	166,161	3,476,861	70,306,097
Fidelity Series Stock Selector Large Cap Value Fund	129,638,155	3,101,214	6,199,005	-	183,924	5,705,112	132,429,400
Fidelity Series Value Discovery Fund	132,440,036	4,186,844	4,994,301	-	6,159	3,964,917	135,603,655
	2,607,025,747	106,621,445	112,551,593	6,450,099	(2,654,190)	101,847,150	2,700,288,559

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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